Semi-Annual Report to Shareholders

SAND HILL PORTFOLIO MANAGER FUND


A Series of
The World Funds, Inc.
A "Series"Investment Company

For the Period Ended
February 29, 2000

Sand Hill Portfolio Manager Fund



                Schedule of Portfolio Investments
                February 29, 2000 (Unaudited)



  Number
    of                                                              Market
  Shares        Security Description                                 Value
  -------       --------------------                             ---------

                COMMON STOCK:                80.48%

                CAPITAL GOODS:                4.34%
     7,400      Dover Corp.                                    $   285,363
     9,500      Johnson Controls Inc.                              507,063
                                                                 ---------
                                                                   792,426
                                                                 ---------
                COMMUNICATION SERVICES:       5.50%
     5,900      AT&T                                               291,681
    11,550      MCI Worldcom, Inc.*                                515,419
     5,132      SBC Communications                                 195,016
                                                                 ---------
                                                                 1,002,116
                                                                 ---------
                CONSUMER CYCLICALS:           6.43%
    25,000      Leggett & Platt, Inc.                              420,312
     2,400      Sony ADR                                           752,100
                                                                 ---------
                                                                 1,172,412
                                                                 ---------
                CONSUMER STAPLES:             7.12%
     8,600      Newell Rubbermaid Co.                              198,875
     9,000      Pepsico Inc.                                       290,250
     5,400      Procter and Gamble Co.                             475,200
     8,800      Whole Foods Markets*                               334,125
                                                                 ---------
                                                                 1,298,450
                                                                 ---------
                ENERGY:                       5.96%
     6,100      BP Amoco ADR                                       286,700
     4,356      Exxon Mobil Corp                                   328,061
     8,000      Nabors Industries*                                 287,000
     2,500      Schlumberger Ltd.                                  184,687
                                                                 ---------
                                                                 1,086,448
                                                                 ---------
                FINANCIALS:                  10.36%
     3,100      American International Group                       274,156
     7,100      Equity Residential Property Trust                  283,556
     9,750      HSBC Hldgs PLC ADR                                 580,125
     9,800      MBIA Inc.                                          376,075
     4,000      Radian Group                                       138,750
     7,100      Wells Fargo & Co.                                  234,744
                                                                 ---------
                                                                 1,887,406
                                                                 ---------
                HEALTHCARE:                  11.47%
     7,400      Abbott Labs                                        242,350
     9,400      Amgen Inc.*                                        640,963
    10,200      Elan Corp. *                                       419,475
     7,200      Johnson & Johnson                                  516,600
     7,750      Schering-Plough Corp.                              270,281
                                                                 ---------
                                                                 2,089,669
                                                                 ---------
                TECHNOLOGY:                  25.45%
     5,700      EMC Corp.*                                         678,300
    11,500      Grainger (W.W.) Inc.                               492,344
     6,100      Intel Corp.                                        689,300
     2,500      Microsoft Corp. *                                  223,438
     5,600      Nortel Networks                                    624,400
     6,600      SAP ADR                                            470,663
     8,800      Sun Microsystems*                                  838,200
     8,300      Sungard Data Systems*                              249,000
     8,400      Williams Communications                            373,800
                                                                 ---------
                                                                 4,639,445
                                                                 ---------
                TRANSPORTATION:               1.50%
     5,000      United Parcel Services                             273,125
                                                                 ---------
                UTILITIES:                    2.35%
     6,200      Enron Corp.                                        427,800
                                                                 ---------

                TOTAL COMMON STOCKS:
                (Cost: $10,256,921)                             14,669,297
                                                                ----------
Principal
  Amount        U.S. GOVERNMENT SECURITIES:  16.38%
----------

   550,000      U.S. Treasury Bill
                maturity date 03/23/00                             548,313
   320,000      U.S. Treasury Note
                maturity date 07/31/00; 6.125%                     320,200
   300,000      U.S. Treasury Note
                maturity date 09/30/02; 5.875%                     295,031
   200,000      U.S. Treasury Note
                maturity date 2/15/03; 6.25%                       198,000
   300,000      U.S. Treasury Note
                maturity date 02/15/04; 5.875%                     292,312
   200,000      U.S. Treasury Note
                maturity date 11/15/05; 5.875%                     192,500
   380,000      Federal National Mortgage Association
                maturity date 03/05/07; 6.66%                      366,185
   200,000      Federal National Mortgage Association
                maturity date 05/01/08; 6.60%                      188,126
   200,000      Federal Home Loan Bank
                maturity date 11/09/09; 6.8%                       189,244
   400,000      Federal Home Loan Bank
                maturity date 01/28/10; 7.57%                      394,750
                                                                 ---------
                TOTAL U.S. GOVERNMENT SECURITIES:                2,984,661
                (COST:$3,029,588)                                ---------

                SHORT TERM INVESTMENT:        2.47%
   450,972      Star Treasury Fund                                 450,972
                (Cost: $450,972)                                 ---------

                TOTAL INVESTMENTS:
                (Cost: $13,737,481)**        99.33%            $18,104,930
                Other assets, net             0.67%                121,275
                                            -------             ----------
                NET ASSETS                  100.00%            $18,226,205
                                            =======             ==========

*Non-income producing
**Cost for Federal income tax purpose is $13,737,481 and net unrealized appreciation consists of:


                Gross unrealized appreciation                  $ 5,064,147
                Gross unrealized depreciation                     (696,698)
                                                                 ---------
                Net unrealized appreciation                    $ 4,367,449
                                                                 =========

ADR --- Security represented is held by the custodian bank in the form of American Depository Receipts

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF ASSETS AND LIABILITIES
 February 29, 2000 (Unaudited)
-----------------------------------
ASSETS
  Investments at value (identified cost of $13,737,481)
    (Notes 1 & 3)                                                  $18,104,930

  Receivables:
        Dividends                         $ 16,719
        Interest                            36,341
        Securities sold                    192,082
        Capital stock sold                  99,472
                                          --------
                                                                       344,614
  Deferred organization costs (Note 1)                                   1,182
                                                                   -----------
          TOTAL ASSETS                                              18,450,726
                                                                   -----------
LIABILITIES
  Investment advisory fees                                              14,262
  Accrued expenses                                                      11,171
  Securities purchased                                                 199,088
                                                                   -----------
        TOTAL LIABILITIES                                              224,521
                                                                   -----------
NET ASSETS                                                         $18,226,205
                                                                   ===========
     NET ASSET VALUE, OFFERING AND REDEMPTION
        PRICE PER SHARE ($18,226,205 / 1,044,785 shares
          outstanding)                                                  $17.45
                                                                   ===========
     At February 29, 2000, there were 50,000,000 shares
      of $.01 par value stock authorized and components
      of net assets are:
     Paid in capital                   $13,557,049
     Accumulated net investment loss        (5,815)
     Accumulated net realized gain         307,522
     Net unrealized appreciation of
      Investments                        4,367,449
                                       -----------
     Net assets                        $18,226,205
                                       ===========

  See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF OPERATIONS
Six months ended February 29, 2000  (Unaudited)
-----------------------------------------------

INVESTMENT INCOME
      Interest                           $ 104,873
      Dividend                              64,047
                                         ---------
        Total income                                                $  168,920
                                                                    ----------
EXPENSES
      Investment advisory fees
         (Note 2)                           79,116
      Custody fees                          17,220
      Recordkeeping and administrative
        Services (Note 2)                   15,823
      Legal and audit fees                  12,359
      Transfer agent fees (Note 2)          11,323
      Shareholder servicing and
        Reports (Note 2)                     5,939
      Organization expense amortization      3,421
      Miscellaneous                          5,117
                                         ---------
        Total expenses                                                 150,318
                                                                    ----------
      Net investment income                                             18,602
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
   Net realized gain on investments                                    342,753
   Net increase in unrealized appreciation                           1,299,015
                                                                    ----------
   Net gain on investments                                           1,641,768
                                                                    ----------
   Net increase in net assets resulting from operations             $1,660,370
                                                                    ==========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
                                             Six months
                                                ended                  Year
                                         February 29, 2000            ended
                                             (Unaudited)        August 31, 1999
                                         -----------------      ---------------
OPERATIONS
   Net investment income                      $   18,602            $   24,808
   Net realized gain on investments              342,753               371,168
   Change in unrealized appreciation of
     investments                               1,299,015             2,083,003
                                             -----------           -----------
   Net increase in net assets resulting
     from operations                           1,660,370             2,478,979
                                             -----------           -----------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net investment income ($.05 and $.07
     per share, respectively)                    (45,386)              (55,461)
   Capital gains ($ -- and $.85 per share,
     respectively)                                    --              (673,457)

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
     from capital share transactions*          2,421,006             2,070,111
                                             -----------           -----------
   Net increase in net assets                  4,035,990             3,820,172
   Net assets at beginning of period          14,190,066            10,369,894
                                             -----------           -----------
NET ASSETS at the end of the period
    (including undistributed net
     investment income of $0 and $20,820,
     respectively)                           $18,226,056           $14,190,066
                                             ===========           ===========

* A summary of capital share transactions follows:

                            Six months ended
                            February 29, 2000                    Period ended
                              (Unaudited)                     August 31, 1998
                            -----------------                ----------------
                            Shares        Value            Shares       Value
                            -------    ---------          -------   ----------
Shares sold                 177,590   $2,994,439          160,793   $2,448,547
Shares reinvested from
  Distributions               2,579       44,747           48,380      692,324
Shares redeemed             (37,288)    (618,180)         (70,273)  (1,070,760)
                            -------   ---------           -------   ----------
Net increase                142,881   $2,421,006          138,900   $2,070,111
                            =======   ==========          =======   ==========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------

                                     Six months ended         Year                           Years ended      Jan. 2, 1995*
                                     February 29,2000         ended          Period ended    December 31,           to
                                       (Unaudited)       August 31, 1999   August 31, 1988   1997     1996    Dec. 31, 1995
                                     ----------------    ---------------   ---------------   --------------   -------------
Per Share Operating Performance
Net asset value, beginning of period      $ 15.73            $ 13.59           $ 14.57      $ 12.79  $ 11.11     $ 10.00
Income from investment operations-        -------            -------           -------      -------  -------     -------
   Net investment income                     0.02               0.02              0.06         0.09     0.14        0.06
   Net realized and unrealized gains         1.75               3.04             (1.04)        2.20     2.02        1.10
                                          -------            -------           -------      -------  -------     -------
   Total from investment                     1.77               3.06             (0.98)        2.29     2.16        1.16
Less distributions-                       -------            -------           -------      -------  -------     -------
   Distributions from net investment
     Income                                 (0.05)             (0.07)               --        (0.08)   (0.15)      (0.05)
   Distributions from realized gains           --              (0.85)               --        (0.43)   (0.33)         --
                                          -------            -------           -------      -------  -------     -------
   Total distributions                      (0.05)             (0.92)               --        (0.53)   (0.48)      (0.05)
                                          -------            -------           -------      -------  -------     -------
Net asset value, end of period            $ 17.45            $ 15.73           $ 13.59      $ 14.57  $ 12.79     $ 11.11
                                          =======            =======           =======      =======  =======     =======
Total Return                 1             11.24%             23.22%            (6.73%)      17.87%   19.57%      11.60%
                                          =======            =======           =======      =======  =======     =======
Ratios/Supplemental Data
   Net assets, end of period (000's)      $18,226            $14,190           $10,370      $10,566  $ 6,459     $ 4,025
Ratio to average net assets - (A)
   Expenses (B)                             1.90%**            2.05%             2.08%**      2.08%    2.50%       3.03%**
   Expense ratio - net (C)                  1.90%**            1.90%             1.86%**      1.90%    2.00%       1.90%
   Net investment income                    0.23%**            0.19%             0.62%**      0.71%    1.29%       0.52%
Portfolio turnover rate                    29.48%             39.17%            30.19%       16.48%   32.97%      40.96%

-------------
* Commencement of operations
** Annualized
*** The Fund has changed its year end from December 31st to August 31st. This represents the period from January 1, 1998 to August 31, 1998.

(A) Management fee waivers reduced the expense ratios and increased the net investment income ratio by .64% in 1996 and 1.00% in 1995.

(B) Expense ratios have been increased to include custodian fees which were offset by custodian credits.

(C) Expense ratio - net reflects the effect of the custodian fee credits the fund received.

See Notes to Financial Statements

Sand Hill Portfolio Manager Fund
Notes to the Financial Statements
February 29, 2000 (Unaudited)
---------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in January 2, 1995 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 500,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

      The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short-term investments.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

      C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to Sand Hill Portfolio Manager Fund are being amortized over a period of fifty-seven (57) months.

      E. Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distribution differences primarily result from different treatments of equalization and post-October capital losses.

      F. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent,
$18,608 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

      Fund  Services,   Inc.  ("FSI")  is  the  Fund's  Transfer  and  Dividend
Disbursing Agent. FSI received $11,323 for its services for the year ended February 29, 2000.

      Certain officers and/or directors of the Fund are also officers and/or directors of CSS and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and proceeds from sales of securities other than short-term notes for the period ended February 29, 2000, were $6,632,690 and $4,407,339 respectively.

Investment Adviser:

Sand Hill Advisors, Inc.
3000 Sand Hill Road
Building Three, suite 150
Menlo Park, California  94025-7111

Distributor:

First Dominion Capital Corp.
1500 Forest Avenue
Suite 223
Richmond, Virginia 23229

Independent Auditors:

Tait, Weller and Baker
Eight Penn Center Plaza
Suite 800
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

Fund Services, Inc.
Post Office Box 26305
Richmond, Virginia 23260
(800) 628-4077 Toll Free

More Information:

For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at
(800) 527-9525 Toll Free.